Condensed Consolidated Statements of Shareholders' Deficit (unaudited) - USD ($)	Total	Convertible Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2012	$ (12,485,008)		$ 15,250	$ 10,135,786	$ (22,636,044)
Beginning Balance (shares) at Dec. 31, 2012			1,524,991
Stock compensation expense	700,715			700,715
Net loss	(13,965,019)				(13,965,019)
Issuance of common stock, net of costs (in shares)			319,000
Ending Balance at Dec. 31, 2013	(9,932,242)		$ 56,260	26,612,561	(36,601,063)
Ending Balance (in shares) at Dec. 31, 2013			5,625,957
Issuance of convertible preferred stock, net of costs	3,039,501	$ 223		3,039,278
Issuance of convertible preferred stock, net of costs (in shares)		2,229,702
Warrant issued for professional fees	23,735			23,735
Stock compensation expense	316,176			316,176
Net loss	(15,709,782)				(15,709,782)
Issuance of common stock, net of costs (in shares)			4,542,782
DE Acquisition 2, Inc. reverse merger (in shares)			488,970
Ending Balance at Dec. 31, 2014	(4,411,294)	$ 223	$ 1,694	47,307,314	(51,720,525)
Ending Balance (in shares) at Dec. 31, 2014		2,229,702	16,934,497
Issuance of convertible preferred stock, net of costs	1,847,670	$ 186		1,847,484
Issuance of convertible preferred stock, net of costs (in shares)		1,857,500
Conversion of debt into preferred stock	250,000	$ 22		249,978
Conversion of debt into preferred stock (in shares)		217,391
Series A & B preferred stock conversion into common stock		$ (431)	$ 498	(67)
Series A & B preferred stock conversion into common stock (in shares)		(4,304,593)	4,985,930
Conversion of warrant liability to additional paid-in-capital	420,090			420,090
Payment of preferred dividend paid with common shares			$ 7	85,973	(85,980)
Payment of preferred dividend paid with common shares (in shares)			74,764
Issuance of warrants for capital lease arrangement	76,489			76,489
Warrant issued for professional fees	11,238			11,238
Stock compensation expense	70,906			70,906
Net loss	(3,164,487)				(3,164,487)
Ending Balance at Mar. 31, 2015	$ (4,899,388)		$ 2,199	$ 50,069,405	$ (54,970,992)
Ending Balance (in shares) at Mar. 31, 2015			21,995,191